Research and development costs (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Research and development costs
Research and development costs	€ 9,735	€ 8,587	€ 18,640	€ 21,412